Employee Benefits - Assumptions Used in Determining Benefit Obligation (Details)	Dec. 31, 2020	Dec. 31, 2019
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.50%	2.10%
Rate of compensation increase	3.40%	3.30%
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.15%	0.30%
Rate of compensation increase	2.00%	2.00%